NOTE 8. RELATED PARTY TRANSACTION (Details Narrative) (Quarterly Report, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Quarterly Report
Advances from Member	$ 12,899	$ 4,149
Balance owed to Related Party	$ 22,150	$ 7,431